Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

11.	Income taxes

The provision for income taxes differs from the result that would be obtained by applying the statutory tax rate of 21% (2024 and 2023 - 21%) to income (loss) before income taxes. The difference results from the following items:

	December 31, 2025	December 31, 2024	December 31, 2023
Loss before income taxes	$(22,57,792)	$(15,877,514)	$(7,474,514)
Statutory rate	21%	21%	21%
Expected recovery at statutory rate	(4,632,136)	(3,334,278)	(1,569,648)
Share-based compensation and permanent differences	3,666,311	2,396,981	693,895
Non-deductible interest expense	405,364	388,416	411,695
Expiry of tax credits	273,899	262,664	582,939
True up of prior year balances	164,702	(56,333)	671,947
Increase (decrease) in valuation allowance	121,860	342,550	(790,828)
Income tax provision	$—	$—	$—

The components of the net deferred income tax asset, the statutory tax rate and the amount of the valuation allowance are as follows:

Year Ended December 31,	2025	2024	2023
Net operating loss carried forward	$34,569,789	$33,989,504	$32,358,315
Tax rate	21%	21%	21%
Deferred income tax assets	7,259,656	7,137,796	6,795,246
Valuation allowance	(7,259,656)	(7,137,796)	(6,795,246)
Net deferred income tax asset	$—	$—	$—

The potential benefit of the deferred income tax asset has not been recognized in these consolidated financial statements since it cannot be assured that it is more likely than not that such benefit will be utilized in future years. The Company believes that the available objective evidence creates sufficient uncertainty regarding the realizability of the deferred income tax assets such that a full valuation allowance has been recorded.

The change in the valuation allowance was a result of the net changes in operating tax loss carry forward which consisted of the estimated net operating loss for the year less expiry of net operating loss carry forwards from previous years.

Year Ended December 31,	2025	2024	2023
Unrecognized deferred income tax asset, opening balance	$7,137,796	$6,795,246	$7,586,074
Net operating loss carryforward from the year	560,461	548,881	464,058
True up of prior year balances	(164,702)	56,333	(671,947)
Net operating loss carryforward expired	(273,899)	(262,664)	(582,939)
Unrecognized deferred income tax asset, ending balance	$7,259,656	$7,137,796	$6,795,246

The Company has aggregate operating loss carry-forwards of approximately $34,570,000. Operating losses which were incurred from 2018 onwards amounting to $12,626,000 for utilization in the United States will never expire. Operating losses amounting to $18,529,000 for utilization in the United States, $3,678,000 for utilization in Singapore, $7,000 for utilization in Canada, the respective jurisdictions where the losses were incurred, will expire between 2026 and 2045 if they are not used.